Financial risk management:	12 Months Ended
Dec. 31, 2019
Financial risk management:
Financial risk management:

Note 19 - Financial risk management:

The Company is exposed to financial risks that result from changes in interest rates, foreign exchange rates, price risk, liquidity risk and credit risk. The Company controls and maintains the treasury control functions related to transactions and global financial risks through practices approved by its Executive Board and Board of Directors.

This note contains information regarding the Company’s exposure to each of the aforementioned risks, and the objectives, policies and procedures to measure and manage risk.

The main risks to which the Company is exposed are:

19.1)	Market risk
19.1.1)	Interest rate risk
19.1.2)	Exchange rate risk
19.1.3)	Price risk
19.2)	Liquidity risk
19.3)	Credit risk - credit quality

19.1.1) Interest rate risk

The Company has contracted bank loans to partially finance its operations.  These transactions expose the Company to interest risk, with the main exposure to the risk of variable interest rates resulting from changes in the market base rates (banks charge interest based on TIIE 28 days plus 1.25 points in 2019 and 2018) that are applied to the Company’s bank loans maturing in 2022 and 2024.

Regarding the sensitivity analysis, it has been observed that during 2019 and 2018 the reference rate used by the Company (TIIE) has remained stable. As of December 31, 2019 and 2018 there are no LIBOR loans. Based on this fact, the risk is considered low, derived from the materiality of the possible effect.

19.1.2) Exchange rate risk

The Company is exposed to minor risk for changes in the value of the Mexican Peso against the U. S. Dollar. Historically, a significant portion of income generated by the Company (mainly derived from the fees charged to international passengers) is denominated in U. S. Dollars, and despite that, income is invoiced in Pesos at the average exchange rate of the previous month and likewise the cash flows are collected in Pesos. At December 31, 2018 and 2019, the Company is exposed to exchange rate risk for monetary position, as shown below:

	December 31,
	2018		2019
Monetary position:
Asset	Ps.	45,003	Ps.	164,370
Liability		(3,149)		(4,853)
	Ps.	41,854	Ps.	159,517

At December 31, 2018 and 2019, the exchange rate was Ps.18.86 and Ps.19.65, respectively. Had the currency weakened by 5% in 2019 (5% in 2018) with respect to the U.S. Dollar, the Company would have had a loss on monetary position at the close in the amount of Ps.150.4 million in 2019 (monetary loss of Ps.41.1 million in 2018). As of April 9, 2020, the date of issuance of this report, the last known exchange rate was Ps.24.69

19.1.3) Price risk

The rate regulation system applicable to the airports of the Company imposes maximum rates for each airport, which should not be exceeded on an annual basis. The maximum rates are the maximum annual income per unit of traffic (one passenger or 100 kg of cargo). If the maximum annual rate is exceed, the government authorities could revoke one or more of the Company’s concessions.

The Company monitors and adjusts its income on a regular basis in order for its annual invoicing not to exceed the maximum rate limits.

Concentrations:

At December 31, 2018 and 2019, approximately 51.07% and 55.02%, of revenue, not including income from construction services, resulted from operations at the Cancún International Airport.

19.2) Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its funding requirements. The Company’s management has established policies, procedures and limits of authority that govern the Treasury function. Treasury is responsible for ensuring liquidity and managing the working capital to ensure payments to suppliers, debt servicing and funding of operating costs and expenses.

The following table presents the analysis of the net financial liabilities of the Company based on the period between the date of the statement of consolidated financial position and the maturity date. The amounts presented in the table reflect the undiscounted cash flows, including contractual interest:

	Under		Between 3 months		Between 1		Between 2 and
At December 31, 2018	3 months		and one year		and 2 years		5 years
Bank loans and interest	Ps.	14,506	Ps.	161,009	Ps.	212,959	Ps.	6,829,639
Long term debt		119,680		204,910		208,027		6,749,651
Suppliers		313,577
Accounts payable and accrued expenses		1,557,847

	Under		Between 3 months		Between 1		Between 2 and
At December 31, 2019	3 months		and one year		and 2 years		5 years
Bank loans and interest	Ps.	14,639	Ps.	223,596	Ps.	228,073	Ps.	6,446,644
Long term debt		111,676		199,696		204,492		6,284,077
Suppliers		245,100
Accounts payable and accrued expenses		1,378,657

The following table shows the Company’s short term liquidity as of:

	December 31,
	2018		2019

Current assets	Ps.	6,000,912	Ps.	7,845,856
Current liabilities		2,408,222		2,560,020

Short term position (liquidity)	Ps.	3,592,690	Ps.	5,285,836

19.3) Credit risk - credit quality

The financial instruments that are potentially subject to credit risks consist mainly of accounts receivable. Income obtained from fares charged to passengers is not guaranteed and therefore the Company faces the risk of not being able to collect the full amounts invoiced in the event of insolvency of its clients, which are the airlines.

In recent years, some airlines have reported substantial losses, and the income resulting from fares imposed to passengers coming from the main client airlines are not all guaranteed through bonds or other types of guarantees. Therefore, in the event of insolvency of any of the airlines, the Company would have no certainty of recovering the total sum of amounts invoiced to the airlines for passenger fees. In August 2010, Grupo Mexicana filed for bankruptcy. Grupo Mexicana owes the Company Ps.128 million pesos for passenger fees. As a result of Grupo Mexicana’s bankruptcy, the Company has increased its reserve for uncollectable accounts by Ps.128 million pesos. The Company has determined that it may not be able to collect that amount from Grupo Mexicana.

The Company operates under three methods to collect from airlines:

a.	Credit, mainly offered to airlines with which there is a history of frequent and stable flights,
b.	Advances, from airlines with reasonably stable flights or that are in the exploration stage of routes or destinations, and
c.	Cash, mainly offered for Charter flights and airlines with new flights.

With this segregation, the Company reduces its collection risk since the airlines that operate under methods b) and c) do not generate accounts receivable.

Cash and cash equivalents are not subject to credit risks since the amounts are kept at financial institutions of good standing, and investments are subject to lower significant risk as they are being backed by the Mexican Federal Government or institutions with AAA high market ratings.

19.4) Capital management

The objective of management is to safeguard the Company’s ability to continue operating as a going-concern in order to provide returns for stockholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

These activities are monitored through the review of information pertaining to the Company’s operation and the Industry. This effort is coordinated by the CEO. Through a planning method, detailed simulations are formulated of identified risks as they are known. The risks identified are valued in terms of probability and impact and are presented to the proper authorities. The result of all these activities is reported to the market through 20‑F reports, the sole circular and quarterly reports by a financial risk analysis committee that reports to Company’s Board of Directors.

19.5) Fair value

Financial instruments at fair value, presented by levels, in accordance with the valuation method used are included in levels 1 and 2. At December 31, 2018 and 2019, the Company has no financial instruments carried at fair value.

The different levels have been defined as follows:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2: Quoted prices for similar instruments in active markets; quoted prices for instruments, identical or similar, in non-active markets and valuations through models where all significant data are observable in the active markets.

Level 3: Asset or liability input that is not based on observable market data (i.e., non-observable).

The fair value of financial instruments traded in active markets is based on market prices quoted at the consolidated statement of financial position closing date. A market is considered active if quotation prices are clearly and regularly available through a stock exchange, trader, dealer, industry group, price fixing services, or regulatory agency, and those prices reflect regularly and on current bases the market transactions under independent conditions. The quoted price used for the financial assets held by Company’s is the current offer price.